PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Buildings	220,767	303,804
Capital lease of property	12,000	52,133
Motor vehicles	15,370	10,527
Office and computer equipment	141,126	149,064
Leasehold improvements	229,333	198,656
	618,596	714,184
Less: accumulated depreciation	(131,102)	(187,513)
Add: construction in progress	4,899	786
Total	492,393	527,457

For the year ended December 31, 2012, the Group recorded an impairment loss of RMB 130,545 on its property and equipment due to the decline of business. The impairment was mostly related to Dalian Career Enhancement (“Dalian Xiwang”) and Guangzhou ZS Career Enhancement of the Career Enhancement segment based on the impairment test by the management assisted with an independent valuation specialist adopting income approach. There was no impairment loss for the year ended December 31, 2010 and 2011, respectively.

For the years ended December 31, 2010, 2011 and 2012, depreciation expenses of continuing operations were RMB 29,313, RMB 43,763 and RMB 76,811, respectively, which were recorded in cost of revenues, selling and marketing expenses and general and administrative expenses.

The capital leases of property included in Buildings were related to Ambow Beijing campus and Shenyang K-12 School of which the original amounts were RMB 40,133 and RMB 12,000 respectively. The inception date of the capital leases was March 1, 2012 and December 30, 2010 respectively. As at December 31, 2011 and 2012, the accumulated depreciations were RMB 750 and RMB 2,554 respectively. For the years ended December 31, 2010, 2011 and 2012, depreciation expenses were nil, RMB 600 and RMB 1,804 respectively and recorded in cost of revenues. There is no future lease payment as of December 31, 2012.

As of December 31, 2012, the Group is in the process of applying for the building ownership certificates for certain buildings with a total net carrying value of approximately RMB 56,890.